Material accounting policies - Other income Grants and R&D incentives (Details)	12 Months Ended
Dec. 31, 2025
Minimum
Other Income Grants And RD Incentives
Minimum Duration of Projects For Which Grants Are received.	2 years
maximum
Other Income Grants And RD Incentives
Maximum Duration of Projects For Which Grants Are received.	3 years